Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Valuation Allowance [Line Items]
Deferred tax asset, valuation allowance	$ 24,173,000		$ 26,417,000
Decrease in valuation allowance	2,200,000
Liability relating to uncertain income tax positions	0	$ 0
Accrual for interest or penalties	$ 0		$ 0